Basis of Accounting - Additional Information (Details) shares in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2024 $ / shares	Jun. 29, 2024 USD ($)	Jun. 30, 2021 USD ($)
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Loss after income tax		$ 220,242,105	$ 142,521,085	$ 92,817,371
Net cash outflows from operating activities		161,015,354	120,608,379	71,334,952
Cash and cash equivalents		172,471,346	89,188,713	44,631,293			$ 118,193,177
Net current asset position		124,136,906	79,643,659
Net assets (liabilities)		(75,810,077)	(5,853,178)
Funding additional payment	$ 50,000,000
Cash on hand		172,500,000
Equity		(75,810,077)	(5,853,178)	47,977,144			135,285,768
Issued capital		$ 466,084,145	320,883,552
American Depository Shares
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Issue of shares | shares		75.0
ADS conversion, description		with each ADS representing eight ordinary shares
Expiration date		Feb. 28, 2025
Equity		$ 350,000,000
Ordinary shares [member]
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Equity		466,084,145	$ 320,883,552	$ 235,277,217			$ 234,147,526
Private Placement [member]
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Issued capital						$ 114,300,000
Private Placement and Rights Equity Offering in August or September of 2023
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Issued capital		58,200,000
Private Placement and Rights Equity Offering in June or July of 2024
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Issued capital		$ 151,900,000
2023 Investor Options
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Issue of shares | shares		97.8
Exercise price share options | $ / shares					$ 0.8
Expiration date		Aug. 31, 2025
Proceeds from issuing shares		$ 50,900,000
2024 Investor Options
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Issue of shares | shares		189.4
Exercise price share options | $ / shares					$ 1
Expiration date		Jun. 30, 2026
Proceeds from issuing shares		$ 123,100,000